SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 1,656,613	$ 1,735,764
Accrued expenses	780,708	775,100
Accounts payable and accrued liabilities	2,437,321	2,510,864
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable – related party	$ 344,099	$ 332,432